PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) item	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Employee advances		¥ 1,785,204		$ 258,830	¥ 1,294,840
Input VAT recoverable		2,632,299		381,647	2,310,475
Prepayments and deposits		266,027,845		38,570,412	465,073,710
Receivable in relating to disposal of a subsidiary | ¥					55,251,240
Other receivables, net of allowance for doubtful accounts of RMB 6,619,312 and RMB 5,655,941, as of December 31, 2020 and 2021, respectively		2,042,230		296,096	4,179,023
Prepayments and other current assets, total		272,487,578		$ 39,506,985	528,109,288	$ 82,871,871
Purchase of Antminer Bitcoin Mining Machines | item	24,000
Total consideration payable for Bitcoin mining machines | $	$ 82,800,000
Perpayments for purchased servers for the cryptocurrency business		¥ 513,700,000	$ 74,500,000
Number of antminer bitcoin mining machines received and confirmed as fixed assets | item		11,614		11,614
Antminer Bitcoin Mining Machines		¥ 273,200,000		$ 39,600,000
Other receivables, allowance for doubtful accounts | ¥					¥ 22,738,176		¥ 5,655,941
Total payment commitment		135,500,000	$ 19,600,000
Prepayments of service agreements		¥ 23,700,000		$ 3,400,000